Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of changes in the fair value of warrant liabilities

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2020 (in thousands):

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Liabilities:
Advanced subscription agreements	$—	$—	$8,098	$8,098
Derivative liability	—	—	34,982	34,982
Total	$—	$—	$43,080	$43,080

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2019 (in thousands):

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Liabilities:
Advanced subscription agreements	$—	$—	$6,992	$6,992
Total	$—	$—	$6,992	$6,992

CIK 0001822888 Virtuoso Acquisition Corp [Member]
Schedule of assets that are measured at fair value on a recurring basis

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	September 30,	Markets	Inputs	Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Description
Warrant liabilities – Public warrants	$13,225,000	$13,225,000	$—	$—
Warrant liabilities – Private warrants	7,722,000	—	—	7,722,000
Total	$20,947,000	$13,225,000	$—	7,722,000

Schedule of changes in the fair value of warrant liabilities

Warrant
Liability
Fair value at December 31, 2020	$—
Initial value of public and private warrant liabilities	14,793,000
Public warrants transferred to level 1	(6,900,000)
Change in fair value of private warrant liabilities	3,855,000
Fair Value at June 30, 2021	$11,748,000
Change in fair value of private warrant liabilities	(4,026,000)
Fair Value at September 30, 2021	$7,722,000

Schedule of quantitative information regarding Level 3 fair value measurements

	At
	January 26,	At
	2021 (Initial	September 30,
	Measurement)	2021
Stock price	$9.59	$9.91
Strike price	$11.50	$11.50
Term (in years)	6.53	5.84
Volatility	14.7%	15.83%
Risk-free rate	0.71%	1.12%
Dividend yield	0.0%	0.0%